QUARTERLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Mar. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
The Company’s consolidated results of operations are shown below:

(In thousands, except per share data)	Fourth Quarter	Third Quarter	Second Quarter (restated)	First Quarter (restated)
Fiscal year ended March 31, 2016
Total revenues	$5,195	$2,194	$2,947	$2,163
Costs of revenues	1,036	836	1,415	1,197
Gross Profit	4,159	1,358	1,532	966
Operating Expenses	3,588	4,071	5,299	3,373
Income (Loss) from Operations	571	(2,713)	(3,767)	(2,407)
Other income (expense)	7,408	(9,520)	2,086	7,139
Income tax (credit) expense	(520)	—	—	—
Net Income	8,499	(12,233)	(1,681)	4,732
Change in carrying value of convertible preferred mezzanine equity	14,142	(24,786)	(5,071)	6,429
Net income attributable to common shareholders	22,641	(37,019)	(6,753)	11,161

Earnings per share – basic	$0.03	$(0.05)	$(0.01)	$0.02
Earnings per share - Diluted	$0.00	$(0.05)	$(0.01)	$(0.00)

(In thousands, except per share data)	Fourth Quarter (restated)	Third Quarter (restated)	Second Quarter (restated)	First Quarter (restated)
Fiscal year ended March 31, 2015
Total revenues	1,234	1,363	1,256	1,162
Costs of revenues	904	700	682	729
Gross Profit	331	663	575	433
Operating Expenses	5,788	3,221	4,636	4,864
Income (Loss) from Operations	(5,457)	(2,557)	(4,061)	(4,431)
Other income (expense)	(898)	9,974	10,310	2,338
Income tax (credit) expense	(3)	—	—	—
Net Income	(6,350)	7,417	6,248	(2,094)
Change in carrying value of convertible preferred mezzanine equity	(2,715)	13,600	15,132	(2,308)
Net income attributable to common shareholders	(9,065)	21,017	21,380	(4,402)

Earnings (Loss) per share – basic	$(0.01)	$0.03	$0.04	$(0.01)
Earnings (Loss) per share - diluted	$(0.01)	$(0.01)	$(0.01)	$(0.01)

(In thousands, except per share data)	Fourth Quarter (restated)	Third Quarter (restated)	Second Quarter (restated)	First Quarter (restated)
Fiscal year ended March 31, 2014
Total revenues	1,028	1,693	1,159	722
Costs of revenues	1,046	995	617	579
Gross Profit	(18)	699	542	143
Operating Expenses	2,365	1,936	1,229	1,118
Income (Loss) from Operations	(2,384)	(1,237)	(687)	(976)
Other income (expense)	(31,652)	175	(6,887)	2,095
Income tax (credit) expense	(295)	—	2	—
Net Income	(33,741)	(1,061)	(7,576)	1,119
Change in carrying value of convertible preferred mezzanine equity	(53,056)	1	(2,061)	(197)
Net income attributable to common shareholders	(86,798)	(1,062)	(9,638)	922

Earnings (Loss) per share – basic	$(0.16)	$(0.00)	$(0.02)	$0.00
Earnings (Loss) per share - diluted	$(0.16)	$(0.00)	$(0.02)	$(0.00)